SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2023
Cash Flow Statement [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION	SUPPLEMENTAL CASH FLOW INFORMATION
CHANGE IN NET OPERATING ASSETS AND LIABILITIES

	Years ended December 31
(In millions of dollars)	2023	2022

Accounts receivable, excluding financing receivables	(362)	(201)
Financing receivables	(367)	(162)
Contract assets	(44)	8
Inventories	(4)	98
Other current assets	1	25
Accounts payable and accrued liabilities	11	36
Contract and other liabilities	138	44

Total change in net operating assets and liabilities	(627)	(152)
CAPITAL EXPENDITURES

	Years ended December 31
(In millions of dollars)	2023	2022

Capital expenditures before proceeds on disposition	4,042	3,075
Proceeds on disposition	(108)	—

Capital expenditures	3,934	3,075

ACQUISITIONS AND OTHER STRATEGIC TRANSACTIONS

		Years ended December 31
(In millions of dollars)	Note	2023	2022

Net cash consideration for Shaw Transaction [1]	3	(16,903)	—
Net cash consideration for other acquisitions	3	(141)	(9)
Cash received on sale of Cogeco shares	20	829	—

Acquisitions and other strategic transactions, net of cash acquired		(16,215)	(9)
[1]    Includes $19,033 million cash paid for the Shaw Shares net of $25 million of bank advances on Shaw's opening balance sheet and $2,155 million received from the sale of outstanding shares of Freedom Mobile and the related services described in note 3.